CONSOLIDATED BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Apr. 16, 2020	Apr. 15, 2020	Dec. 31, 2019
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	100,000,000	100,000,000
Preferred stock issued (shares)	0	0
Preferred stock outstanding (shares)	0	0
Vimeo Inc.
Common stock authorized (in shares)			150,000,000	75,000,000
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01			$ 0.01
Preferred stock authorized (in shares)	50,000,000	50,000,000			50,000,000
Preferred stock issued (shares)	0	0			0
Preferred stock outstanding (shares)	0	0			0
Common Stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	1,600,000,000	1,600,000,000
Common stock issued (shares)	90	90
Common stock outstanding (shares)	90	90
Common Stock | Vimeo Inc.
Common stock, par value (USD per share)	$ 0.01	$ 0.01			$ 0.01
Common stock authorized (in shares)	150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
Common stock issued (shares)	92,789,000	83,656,000			75,000,000
Common stock outstanding (shares)	83,656,000	83,656,000			75,000,000
Class B common stock
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	400,000,000	400,000,000
Common stock issued (shares)	10	10
Common stock outstanding (shares)	10	10
Class B common stock | Vimeo Inc.
Common stock, par value (USD per share)	$ 0.01	$ 0.01			$ 0.01
Common stock authorized (in shares)	150,000,000	150,000,000	150,000,000	75,000,000	75,000,000
Common stock issued (shares)	66,285,000	66,285,000			66,021,000
Common stock outstanding (shares)	66,285,000	66,285,000			66,021,000